IVY FUND


                      Ivy Asia Pacific Fund
                         Ivy Canada Fund
                      Ivy China Region Fund
                         Ivy Global Fund
                Ivy Global Natural Resources Fund
              Ivy Global Science & Technology Fund
                     Ivy International Fund
                    Ivy International Fund II
             Ivy International Small Companies Fund
                 Ivy Latin America Strategy Fund
                      Ivy New Century Fund
                       Ivy Pan-Europe Fund

                Supplement Dated January 20, 1998
              to Prospectus Dated October 31, 1997

                                #

     Ivy Latin America Strategy Fund has changed its name to Ivy
South America Fund.

     Ivy New Century Fund has changed its name to Ivy Developing
Nations Fund.

                                #

     The information presented for "Ivy Latin America Strategy
Fund" and "Ivy New Century Fund" in the "Annual Fund Operating
Expenses" table on page 3 is replaced in its entirety as follows:

                                                       TOTAL FUND
                                                       OPERATING
          MANAGEMENT                    OTHER          EXPENSES
          FEES (AFTER    12B-1          EXPENSES       (AFTER
          EXPENSE        SERVICE/       (AFTER         EXPENSE
          REIMBURSE-     DISTRIBUTION   EXPENSE REIM-  REIMBURSE-
          MENTS)*        FEES           BURSEMENTS)*   MENTS)*

Ivy South America Fund

Class A     0.00%        0.25%          2.30%(4)       2.55%(4)
Class B     0.00%        1.00%(2)       2.33%(4)       3.33%(4)
Class C(1)  0.00%        1.00%(2)       2.46%(4)       3.46%(4)

Ivy Developing Nations Fund

Class A     0.38%        0.25%          1.82%(4)       2.45%(4)
Class B     0.38%        1.00%(2)       1.82%(4)       3.20%(4)
Class C(1)  0.38%        1.00%(2)       1.78%(4)       3.16%(4)

(4) Does not reflect the value of custody fee credits generated by uninvested cash balances maintained by these Funds with their custodian. Custody fee credits amounted to 0.36% for Ivy South
America Fund and 0.25% for Ivy Developing Nations Fund.

                                #

     The following paragraph is substituted for the first paragraph under "Ivy Latin America Strategy Fund" on page 18:

     IVY SOUTH AMERICA FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate, however, in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela, which IMI believes are the most developed capital markets in South America. The Fund does not expect to concentrate its investments in any particular industry.

                                #

     The following sentence is substituted for the second sentence of the third paragraph under "Ivy Latin America Strategy
Fund" on page 18:

     These include debt securities issued by South American
Governments ("Sovereign Debt").

                                #

     The following sentence is substituted for the first sentence of the fourth paragraph under "Ivy Latin America Strategy Fund" on page 18:

     To meet redemptions, or while the Fund is anticipating investments in South American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

                                #

     The following sentence is substituted for the third sentence of the fifth paragraph under "Ivy Latin America Strategy Fund" on page 18:

     The Fund will treat any South American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with South
American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

                                #

     As of January 1, 1998, Advisor Class shares are offered through a separate prospectus to limited categories of investors.

                                #

     The first paragraph under "Organization and Management of the Funds" on page 23 is replaced in its entirety as follows:

     Each Fund, other than Ivy South America Fund, is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy South America Fund is organized as a non-diversified portfolio. The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. Each Fund has four classes of shares, designated as Class A, Class B, Class C and an Advisor Class (the latter of which is offered by a separate prospectus). Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund each has a fifth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I, has a separate Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative service and transfer agency fees than the Funds' Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to a Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

                                #

     The third paragraph in the "Portfolio Management" section under "Investment Manager" on page 24 is replaced in its entirety as follows:

- Michael G. Landry is the Chairman and a Director of IMI and the President and a Director of MIMI and the Chairman and a Trustee of the Trust. Mr. Landry has headed these organizations since 1987. Previously he was a Senior Vice President and portfolio manager with Templeton International. He has over 20 years of professional investment experience. He has a degree in economics from Carleton University. Mr. Landry is the portfolio manager for Ivy Global Fund and Ivy Developing Nations Fund, and is a member of the Ivy international portfolio management team.













                      [logo] Ivy Mackenzie
               Ivy Funds - A Growing Global Force
                   Via Mizner Financial Plaza
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                         1-800-456-5111
16INTABC0198













                            IVY FUND

                      Ivy Asia Pacific Fund
                         Ivy Canada Fund
                      Ivy China Region Fund
                         Ivy Global Fund
                Ivy Global Natural Resources Fund
              Ivy Global Science & Technology Fund
                     Ivy International Fund
                    Ivy International Fund II
             Ivy International Small Companies Fund
                 Ivy Latin America Strategy Fund
                      Ivy New Century Fund
                       Ivy Pan-Europe Fund

                Supplement Dated January 20, 1998
          to Statement of Additional Information Dated
                        October 31, 1997

                                #

     Ivy Latin America Strategy Fund has changed its name to Ivy
South America Fund.

     Ivy New Century Fund has changed its name to Ivy Developing
Nations Fund.

                                #

     As of January 1, 1998, the Funds (other than Ivy
International Fund) also offer Advisor Class shares, which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.

                                #

     The following paragraph is substituted for the first paragraph under "Ivy Latin America Strategy Fund":

     IVY SOUTH AMERICA FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate, however, in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela, which IMI believes are the most developed capital markets in South America. The Fund does not expect to concentrate its investments in any particular industry.

                                #

     The following sentence is substituted for the second sentence of the third paragraph under "Ivy Latin America Strategy
Fund":

     These include debt securities issued by South American
Governments ("Sovereign Debt").

                                #

     The following sentence is substituted for the first sentence of the fourth paragraph under "Ivy Latin America Strategy Fund":

     To meet redemptions, or while the Fund is anticipating investments in South American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

                                #

     The following sentence is substituted for the third sentence of the fifth paragraph under "Ivy Latin America Strategy Fund":

     The Fund will treat any South American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with South
American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.





                      [logo] Ivy Mackenzie
               Ivy Funds - A Growing Global Force
                   Via Mizner Financial Plaza
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                         1-800-456-5111